Liability in Respect of Government Grants (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Liability in Respect of Government Grants (Details) [Line Items]
Aggregate amount (in Dollars)	$ 8,745
Grannts aggregate amount (in Dollars)	$ 3,843
Bottom of Range [Member]
Liability in Respect of Government Grants (Details) [Line Items]
Percentage of financing from the government	30.00%
Royalties	3.00%
Discount rate	19.00%
Top of Range [Member]
Liability in Respect of Government Grants (Details) [Line Items]
Percentage of financing from the government	85.00%
Royalties	3.50%
Discount rate	30.00%